Wilshire Private Assets Fund

Schedule of Investments

December 31, 2024 (Unaudited)

Master Fund — 99.5%
Description	Geographic Region	Shares	Fair Value
Wilshire Private Assets Master Fund, Class Institutional	North America	4,443,195	$52,562,999

Total Master Fund (Cost — $51,428,366)			52,562,999

Short Term Investment — 0.5%
Description	Geographic Region	Shares	Fair Value
BlackRock Liquidity Funds Treasury Trust Fund, Class Institutional 4.300%**	North America	242,515	242,515

Total Short Term Investment (Cost — $242,515)			242,515

Total Investments — 100.0% (Cost — $51,670,881)			$52,805,514
Other Assets and
Liabilities, Net — 0.0%			(12,590)
Net Assets — 100.0%			$52,792,924

**	The rate reported is the 7-day effective yield as of December 31, 2024.

DWP-QH-001-0800

Wilshire Private Assets Master Fund

Schedule of Investments

December 31, 2024 (Unaudited)

Primary Private Fund Investments — 46.5%(A)(B)
Description	Initial Acquisition Date	Redemption Frequency	Geographic Region	Industry	Commitment		Unfunded Portion of Commitment		Shares	Fair Value
Brevet Direct Lending (C)	6/9/2023	Quarterly	Global	Private Lending	$2,000,000		$—		2,000	$2,282,434
Buhuovc L.P.	3/8/2021	None	Asia-Pacific	Venture Capital	6,500,000		49,915		(D)	8,075,287
H.I.G. Bayside Loan Opportunity Feeder VI	12/8/2020	None	North America	Distressed Debt	4,000,000		1,407,143		(D)	2,110,588
Linden Structured Capital Fund L.P.	12/18/2020	None	North America	Buyout	6,500,000		747,687		(D)	8,302,995
Midocean Absolute Return Credit Fund LP	2/25/2021	None	North America	Corporate Credit	2,475,000		—		(D)	2,496,916
RCP MB Investments B, L.P.	12/26/2021	None	North America	Buyout	1,000,000		—		(D)	1,174,950
Total Primary Private Fund Investments (Cost — $19,733,193)										24,443,170

Secondary Private Fund Investments — 29.4%(A)(B)
Description	Initial Acquisition Date	Redemption Frequency	Geographic Region	Industry	Commitment		Unfunded Portion of Commitment		Shares	Fair Value
Basalt Infrastructure Partners II, L.P.	11/17/2020	None	North America	Infrastructure	6,000,000		1,863,982		(D)	4,479,212
Graphite Capital Partners VII A	7/19/2021	None	Europe	Buyout	1,044,282	(E)	11,036	(E)	(D)	160,652
Graphite Capital Partners VII C	7/19/2021	None	Europe	Buyout	189,872	(E)	2,023	(E)	(D)	36,334
Graphite Capital Partners VIII B L.P.	7/19/2021	None	Europe	Buyout	487,374	(E)	50,449	(E)	(D)	256,360
Graphite Capital Partners VIII D L.P.	7/19/2021	None	Europe	Buyout	2,781,939	(E)	288,700	(E)	(D)	1,612,193
Graphite Capital Partners VIII Top Up Fund B L.P.	7/19/2021	None	Europe	Buyout	1,475,077	(E)	90,955	(E)	(D)	453,850
Star Mountain Strategic Credit Income Fund IV (Offshore), L.P.	10/16/2024	None	North America	Generalist	7,400,000		444,000		(D)	6,681,307
Valor M33 IV L.P.	11/22/2024	None	North America	Aerospace	—		—		(D)	1,718,983
Total Secondary Private Fund Investments (Cost — $13,922,050)										15,398,891

Wilshire Private Assets Master Fund

Schedule of Investments

December 31, 2024 (Unaudited)

Loan Participation — 3.8%
Description	Geographic Region	Face Amount	Fair Value
Merlin International, Inc.
14.653%, 04/21/2026	North America	$2,000,000	$2,000,000

Total Loan Participation (Cost — $2,000,000)			2,000,000

Short Term Investment — 20.5%
Description	Geographic Region	Shares	Fair Value
BlackRock Liquidity Funds Treasury Trust Fund, Class Institutional 4.300%**	North America	10,788,576	10,788,576

Total Short Term Investment (Cost — $10,788,576)			10,788,576

Total Investments — 100.2% (Cost — $46,443,819)			$52,630,637
Other Assets and Liabilities, Net — (0.2)%			(82,805)
Net Assets — 100.0%			$52,547,832

**	The rate reported is the 7-day effective yield as of December 31, 2024.
(A)	Primary Private Fund Investments and Secondary Private Fund Investments are not redeemable and the final distribution date is not known at this time, except as noted in the Redemption Frequency column.
(B)	Private Assets are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date. Total fair value of restricted investments as of December 31, 2024, was $39,842,061 or 75.8% of net assets. As of December 31, 2024, the aggregate cost of each investment restricted to sale was $2,000,000, $5,644,299, $2,391,073, $6,218,060, $2,475,000, $1,004,761, $4,132,713, $111,499, $36,671, $273,884, $1,459,034, $214,199, $6,162,811, $1,531,239, respectively, totaling $33,555,243.
(C)	Initial lock-up period: six months to five years.
(D)	Investment does not issue shares.
(E)	Amount reflected in GBP currency.

L.P. — Limited Partnership

DWP-QH-001-0800